Distribution Date:	02/12/24	COMM 2014-CCRE16 Mortgage Trust
Determination Date:	02/06/24
Next Distribution Date:	03/12/24
Record Date:	01/31/24	Commercial Mortgage Pass-Through Certificates
Series 2014-CCRE16

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Deutsche Mortgage & Asset Receiving Corporation
Certificate Factor Detail	3		Lainie Kaye		cmbs.requests@db.com
Certificate Interest Reconciliation Detail	4		1 Columbus Circle | New York, NY 10019 | United States
		Master Servicer	KeyBank National Association
Exchangeable Certificate Detail	5
			www.key.com/key2cre		Surveillance_Inquiries@KeyBank.com
Additional Information	6
			11501 Outlook Street, Suite 300 | Overland Park , KS 66211 | United States
Bond / Collateral Reconciliation - Cash Flows	7	Special Servicer	LNR Partners, LLC
Bond / Collateral Reconciliation - Balances	8		LNR CMBS Notices	(305) 695-5600	lnr.cmbs.notices@lnrproperty.com
Current Mortgage Loan and Property Stratification	9-13		2340 Collins Avenue, Suite 700 | Miami Beach, FL 33139 | United States
Mortgage Loan Detail (Part 1)	14	Operating Advisor	Park Bridge Lender Services LLC
Mortgage Loan Detail (Part 2)	15		David Rodgers	(212) 230-9025
Principal Prepayment Detail	16		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Historical Detail	17	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
			Bank, N.A.
Delinquency Loan Detail	18		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Collateral Stratification and Historical Detail	19				trustadministrationgroup@computershare.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Specially Serviced Loan Detail - Part 1	20
		Controlling Class	LNR Securities Holdings, LLC
Specially Serviced Loan Detail - Part 2	21	Representative
Modified Loan Detail	22		-
Historical Liquidated Loan Detail	23
Historical Bond / Collateral Loss Reconciliation Detail	24
Interest Shortfall Detail - Collateral Level	25
Supplemental Notes	26

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 26

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	12591VAA9	1.445000%	54,127,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	12591VAB7	3.042000%	144,926,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	12591VAC5	3.653000%	74,206,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	12591VAD3	3.775000%	190,000,000.00	23,426,258.85	23,426,258.85	73,695.11	0.00	0.00	23,499,953.96	0.00	0.00%	30.00%
A-4	12591VAE1	4.051000%	281,426,000.00	281,426,000.00	12,337,016.72	950,047.27	0.00	0.00	13,287,063.99	269,088,983.28	54.08%	30.00%
A-M	12591VAG6	4.278000%	74,468,000.00	74,468,000.00	0.00	265,478.42	0.00	0.00	265,478.42	74,468,000.00	41.37%	23.00%
B	12591VAH4	4.582000%	58,513,000.00	58,513,000.00	0.00	223,422.14	0.00	0.00	223,422.14	58,513,000.00	31.39%	17.50%
C	12591VAK7	4.916152%	47,872,000.00	47,872,000.00	0.00	196,121.69	0.00	0.00	196,121.69	47,872,000.00	23.22%	13.00%
D	12591VAQ4	4.916152%	54,521,000.00	54,521,000.00	0.00	157,690.20	0.00	0.00	157,690.20	54,521,000.00	13.91%	7.88%
E	12591VAS0	3.220000%	25,266,000.00	25,266,000.00	0.00	0.00	0.00	0.00	0.00	25,266,000.00	9.60%	5.50%
F*	12591VAU5	3.220000%	10,639,000.00	10,639,000.00	0.00	0.00	0.00	0.00	0.00	10,639,000.00	7.79%	4.50%
G	12591VAW1	3.220000%	47,872,908.00	45,628,621.82	0.00	0.00	0.00	0.00	0.00	45,628,621.82	0.00%	0.00%
LR	12591VBA8	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	12591VAY7	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,063,836,910.00	621,759,880.67	35,763,275.57	1,866,454.83	0.00	0.00	37,629,730.40	585,996,605.10

X-A	12591VAF8	0.837633%	819,153,000.00	379,320,258.85	0.00	264,775.92	0.00	0.00	264,775.92	343,556,983.28
X-B	12591VAL5	0.121513%	160,906,000.00	160,906,000.00	0.00	16,293.53	0.00	0.00	16,293.53	160,906,000.00
X-C	12591VAN1	1.696152%	25,266,000.00	25,266,000.00	0.00	35,712.48	0.00	0.00	35,712.48	25,266,000.00
X-D	12591VBC4	1.696152%	58,511,908.00	56,267,621.82	0.00	79,532.03	0.00	0.00	79,532.03	56,267,621.82
Notional SubTotal			1,063,836,908.00	621,759,880.67	0.00	396,313.96	0.00	0.00	396,313.96	585,996,605.10

Deal Distribution Total					35,763,275.57	2,262,768.79	0.00	0.00	38,026,044.36

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 26

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	12591VAA9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	12591VAB7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	12591VAC5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	12591VAD3	123.29609921	123.29609921	0.38786900	0.00000000	0.00000000	0.00000000	0.00000000	123.68396821	0.00000000
A-4	12591VAE1	1,000.00000000	43.83751579	3.37583333	0.00000000	0.00000000	0.00000000	0.00000000	47.21334912	956.16248421
A-M	12591VAG6	1,000.00000000	0.00000000	3.56500000	0.00000000	0.00000000	0.00000000	0.00000000	3.56500000	1,000.00000000
B	12591VAH4	1,000.00000000	0.00000000	3.81833336	0.00000000	0.00000000	0.00000000	0.00000000	3.81833336	1,000.00000000
C	12591VAK7	1,000.00000000	0.00000000	4.09679332	0.00000000	0.00000000	0.00000000	0.00000000	4.09679332	1,000.00000000
D	12591VAQ4	1,000.00000000	0.00000000	2.89228371	1.20450964	4.71033840	0.00000000	0.00000000	2.89228371	1,000.00000000
E	12591VAS0	1,000.00000000	0.00000000	0.00000000	2.68333333	18.40216774	0.00000000	0.00000000	0.00000000	1,000.00000000
F	12591VAU5	1,000.00000000	0.00000000	0.00000000	2.68333302	60.66051979	0.00000000	0.00000000	0.00000000	1,000.00000000
G	12591VAW1	953.11991116	0.00000000	0.00000000	2.55753839	88.23987337	0.00000000	0.00000000	0.00000000	953.11991116
LR	12591VBA8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	12591VAY7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	12591VAF8	463.06399275	0.00000000	0.32323134	0.00000000	0.00000000	0.00000000	0.00000000	0.32323134	419.40514566
X-B	12591VAL5	1,000.00000000	0.00000000	0.10126117	0.00000000	0.00000000	0.00000000	0.00000000	0.10126117	1,000.00000000
X-C	12591VAN1	1,000.00000000	0.00000000	1.41345999	0.00000000	0.00000000	0.00000000	0.00000000	1.41345999	1,000.00000000
X-D	12591VBC4	961.64394126	0.00000000	1.35924520	0.00000000	0.00000000	0.00000000	0.00000000	1.35924520	961.64394126

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 26

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	01/01/24 - 01/30/24	30	0.00	73,695.11	0.00	73,695.11	0.00	0.00	0.00	73,695.11	0.00
A-4	01/01/24 - 01/30/24	30	0.00	950,047.27	0.00	950,047.27	0.00	0.00	0.00	950,047.27	0.00
A-M	01/01/24 - 01/30/24	30	0.00	265,478.42	0.00	265,478.42	0.00	0.00	0.00	265,478.42	0.00
B	01/01/24 - 01/30/24	30	0.00	223,422.14	0.00	223,422.14	0.00	0.00	0.00	223,422.14	0.00
C	01/01/24 - 01/30/24	30	0.00	196,121.69	0.00	196,121.69	0.00	0.00	0.00	196,121.69	0.00
D	01/01/24 - 01/30/24	30	191,141.29	223,361.27	0.00	223,361.27	65,671.07	0.00	0.00	157,690.20	256,812.36
E	01/01/24 - 01/30/24	30	397,152.07	67,797.10	0.00	67,797.10	67,797.10	0.00	0.00	0.00	464,949.17
F	01/01/24 - 01/30/24	30	616,819.29	28,547.98	0.00	28,547.98	28,547.98	0.00	0.00	0.00	645,367.27
G	01/01/24 - 01/30/24	30	4,101,862.54	122,436.80	0.00	122,436.80	122,436.80	0.00	0.00	0.00	4,224,299.34
X-A	01/01/24 - 01/30/24	30	0.00	264,775.92	0.00	264,775.92	0.00	0.00	0.00	264,775.92	0.00
X-B	01/01/24 - 01/30/24	30	0.00	16,293.53	0.00	16,293.53	0.00	0.00	0.00	16,293.53	0.00
X-C	01/01/24 - 01/30/24	30	0.00	35,712.48	0.00	35,712.48	0.00	0.00	0.00	35,712.48	0.00
X-D	01/01/24 - 01/30/24	30	0.00	79,532.03	0.00	79,532.03	0.00	0.00	0.00	79,532.03	0.00
Totals			5,306,975.19	2,547,221.74	0.00	2,547,221.74	284,452.95	0.00	0.00	2,262,768.79	5,591,428.14

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 26

				Exchangeable Certificate Detail
			Original
		Pass-Through	Exchangeable				Prepayment
Class	CUSIP	Rate	Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Losses	Total Distribution	Ending Balance
Regular Interest
A-M (Cert)	12591VAG6	4.278000%	74,468,000.00	74,468,000.00	0.00	265,478.42	0.00	0.00	265,478.42	74,468,000.00
A-M (PEZ)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (Cert)	12591VAH4	4.582000%	58,513,000.00	58,513,000.00	0.00	223,422.14	0.00	0.00	223,422.14	58,513,000.00
B (PEZ)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C (Cert)	12591VAK7	4.916152%	47,872,000.00	47,872,000.00	0.00	196,121.69	0.00	0.00	196,121.69	47,872,000.00
C (PEZ)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Regular Interest Total			180,853,000.03	180,853,000.00	0.00	685,022.25	0.00	0.00	685,022.25	180,853,000.00

Exchangeable Certificate Details
PEZ	12591VAJ0	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.										Page 5 of 26

	Additional Information
Total Available Distribution Amount (1)	38,026,044.36
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 6 of 26

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,638,725.90	Master Servicing Fee	5,820.88
Interest Reductions due to Nonrecoverability Determination	(262,637.72)	Certificate Administrator Fee	0.00
Interest Adjustments	0.00	Trustee Fee	2,248.70
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	267.70
ARD Interest	0.00	Operating Advisor Fee	993.76
Net Prepayment Interest Excess / (Shortfall)	0.00	CCRE Strip - Cantor Commercial Real Estate Lending, L.P.	4,630.16
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,376,088.18	Total Fees	13,961.21

Principal		Expenses/Reimbursements
Scheduled Principal	16,603,839.57	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	19,159,436.00	Special Servicing Fees (Monthly)	22,944.72
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	203.53
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	35,763,275.57	Total Expenses/Reimbursements	23,148.25

		Interest Reserve Deposit	76,209.93

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,262,768.79
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	35,763,275.57
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	38,026,044.36
Total Funds Collected	38,139,363.75	Total Funds Distributed	38,139,363.75

© 2021 Computershare. All rights reserved. Confidential.			Page 7 of 26

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	621,759,880.67	621,759,880.67	Beginning Certificate Balance	621,759,880.67
(-) Scheduled Principal Collections	16,603,839.57	16,603,839.57	(-) Principal Distributions	35,763,275.57
(-) Unscheduled Principal Collections	19,159,436.00	19,159,436.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	585,996,605.10	585,996,605.10	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	622,501,947.11	622,501,947.11	Ending Certificate Balance	585,996,605.10
Ending Actual Collateral Balance	586,742,151.22	586,742,151.22

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.92%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 8 of 26

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	6	57,704,049.96	9.85%	2	5.0281	NAP	Defeased	6	57,704,049.96	9.85%	2	5.0281	NAP
7,499,999 or less	6	31,513,851.85	5.38%	2	4.9274	2.152212	1.249 or less	6	189,084,633.44	32.27%	1	5.0187	0.679282
7,500,000 to 14,999,999	3	34,877,477.99	5.95%	1	4.9990	1.829022	1.25 to 1.29	0	0.00	0.00%	0	0.0000	0.000000
15,000,000 to 24,999,999	4	82,315,813.78	14.05%	2	4.9150	1.191329	1.30 to 1.39	0	0.00	0.00%	0	0.0000	0.000000
25,000,000 to 49,999,999	3	111,669,827.38	19.06%	0	4.8322	0.927909	1.40 to 1.49	1	18,867,374.78	3.22%	2	4.9500	1.450000
50,000,000 to 74,999,999	1	64,307,439.02	10.97%	1	5.2165	0.790000	1.50 to 1.749	2	105,829,838.27	18.06%	1	5.0901	1.650998
75,000,000 or greater	2	203,608,145.12	34.75%	2	4.8733	1.777342	1.75 to 1.99	6	191,951,261.16	32.76%	2	4.7337	1.879817
Totals	25	585,996,605.10	100.00%	1	4.9346	1.416963	2.00 or greater	4	22,559,447.49	3.85%	2	4.9581	2.421490
							Totals	25	585,996,605.10	100.00%	1	4.9346	1.416963
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 26

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	15	57,704,049.96	9.85%	2	5.0281	NAP
							Defeased	15	57,704,049.96	9.85%	2	5.0281	NAP
Alabama	1	12,097,151.32	2.06%	2	4.8800	1.750000
							Lodging	6	110,373,989.57	18.84%	1	5.1028	1.067826
California	2	55,094,857.40	9.40%	1	4.7150	1.631075
							Mixed Use	3	106,813,816.74	18.23%	1	5.0510	1.405465
Connecticut	2	86,738,766.31	14.80%	1	5.1169	1.605818
							Multi-Family	1	7,399,551.17	1.26%	2	4.8515	2.400000
Florida	2	69,937,729.59	11.93%	1	5.2047	0.894656
							Office	7	219,489,942.32	37.46%	1	4.7704	1.754890
Kansas	2	45,806,404.60	7.82%	1	4.8370	0.260000
							Retail	6	84,215,255.34	14.37%	1	4.9380	0.891313
Louisiana	1	10,780,564.20	1.84%	(1)	5.2650	1.950000
							Totals	38	585,996,605.10	100.00%	1	4.9346	1.416963
Massachusetts	1	7,399,551.17	1.26%	2	4.8515	2.400000

Nevada	1	18,867,374.78	3.22%	2	4.9500	1.450000

New York	4	177,714,992.47	30.33%	1	4.7933	1.547961

Pennsylvania	1	3,809,924.51	0.65%	2	4.8800	2.550000

Utah	2	17,823,545.64	3.04%	2	4.8473	1.783663

Virginia	4	22,221,693.15	3.79%	2	4.9700	1.730000

Totals	38	585,996,605.10	100.00%	1	4.9346	1.416963

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 26

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	6	57,704,049.96	9.85%	2	5.0281	NAP	Defeased	6	57,704,049.96	9.85%	2	5.0281	NAP
	4.4999% or less	0	0.00	0.00%	0	0.0000	0.000000	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.5000% to 4.7499%	2	151,250,000.00	25.81%	2	4.6708	1.896529	13 to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.7500% to 4.9999%	11	172,383,012.21	29.42%	2	4.8825	1.122012	25 to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	5.0000% or greater	6	204,659,542.93	34.93%	1	5.1472	1.298348	37 to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	25	585,996,605.10	100.00%	1	4.9346	1.416963	49 months or greater	19	528,292,555.14	90.15%	1	4.9244	1.412068
								Totals	25	585,996,605.10	100.00%	1	4.9346	1.416963
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 26

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	6	57,704,049.96	9.85%	2	5.0281	NAP	Defeased	6	57,704,049.96	9.85%	2	5.0281	NAP
	60 months or less	19	528,292,555.14	90.15%	1	4.9244	1.412068	Interest Only	4	257,079,838.27	43.87%	2	4.8434	1.795453
	61 to 84 months	0	0.00	0.00%	0	0.0000	0.000000	60 months or less	4	68,495,556.67	11.69%	0	5.0310	1.029527
	85 to 120 months	0	0.00	0.00%	0	0.0000	0.000000	61 to 84 months	0	0.00	0.00%	0	0.0000	0.000000
	121 months or greater	0	0.00	0.00%	0	0.0000	0.000000	85 to 120 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	25	585,996,605.10	100.00%	1	4.9346	1.416963	121 months or greater	11	202,717,160.20	34.59%	1	4.9912	1.055126
								Totals	25	585,996,605.10	100.00%	1	4.9346	1.416963
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 26

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	6	57,704,049.96	9.85%	2	5.0281	NAP			No outstanding loans in this group
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	19	528,292,555.14	90.15%	1	4.9244	1.412068
	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	25	585,996,605.10	100.00%	1	4.9346	1.416963
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 13 of 26

						Mortgage Loan Detail (Part 1)

						Interest						Original	Adjusted	Beginning	Ending	Paid
			Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Loan Group	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	10085611	1	OF	New York	NY	Actual/360	4.700%	485,666.67	0.00	0.00	N/A	04/06/24	--	120,000,000.00	120,000,000.00	02/06/24
2	10085612	1	MU	Norwalk	CT	Actual/360	5.122%	369,390.44	142,253.82	0.00	N/A	03/06/24	--	83,750,398.94	83,608,145.12	02/06/24
3	10085613	1	LO	Fort Myers	FL	Actual/360	5.216%	289,846.64	217,835.37	0.00	N/A	03/06/24	--	64,525,274.39	64,307,439.02	02/06/24
5	10085615	1	RT	Topeka	KS	Actual/360	4.837%	0.00	0.00	0.00	N/A	03/06/24	--	45,806,404.60	45,806,404.60	10/06/22
6	10085616	1	OF	New York	NY	Actual/360	5.073%	151,513.46	70,416.22	0.00	N/A	01/06/24	--	34,683,839.00	34,613,422.78	01/06/24
8	10085618	1	OF	Atherton	CA	Actual/360	4.559%	122,667.97	0.00	0.00	N/A	03/06/24	--	31,250,000.00	31,250,000.00	02/06/24
9	10085619	1	LO	El Segundo	CA	Actual/360	4.920%	101,247.32	53,016.16	0.00	N/A	03/05/24	--	23,897,873.56	23,844,857.40	02/05/24
11	10085621	1	LO	Various	VA	Actual/360	4.970%	95,255.96	35,816.50	0.00	N/A	04/06/24	--	22,257,509.65	22,221,693.15	02/06/24
12	10084296	1	MF	Turlock	CA	Actual/360	4.860%	91,022.09	33,392.12	0.00	N/A	03/06/24	--	21,749,602.56	21,716,210.44	02/06/24
13	10085622	1	RT	Las Vegas	NV	Actual/360	4.950%	80,599.08	41,500.81	0.00	N/A	04/06/24	--	18,908,875.59	18,867,374.78	02/06/24
14	10085623	1	MF	Various	IL	Actual/360	4.824%	79,749.84	19,198,325.55	0.00	N/A	04/06/24	--	19,198,325.55	0.00	02/06/24
16	10085625	1	MU	New York	NY	Actual/360	4.800%	0.00	0.00	0.00	N/A	04/06/24	--	17,381,888.45	17,381,888.45	03/06/22
17	10085626	1	LO	Traverse City	MI	Actual/360	5.300%	62,224.30	45,268.61	0.00	N/A	04/06/24	--	13,634,052.45	13,588,783.84	02/06/24
18	10085627	1	OF	Provo	UT	Actual/360	4.880%	50,601.40	41,817.78	0.00	N/A	04/05/24	--	12,041,580.25	11,999,762.47	02/05/24
21	10085630	1	OF	Birmingham	AL	Actual/360	4.880%	50,947.92	26,890.31	0.00	N/A	04/06/24	--	12,124,041.63	12,097,151.32	02/06/24
26	10085635	1	RT	Towson	MD	Actual/360	4.730%	43,747.58	10,740,727.81	0.00	N/A	02/05/24	--	10,740,727.81	0.00	02/05/24
27	10085636	1	RT	Hammond	LA	Actual/360	5.265%	48,965.35	19,623.16	0.00	N/A	01/06/24	--	10,800,187.36	10,780,564.20	01/06/24
28	10085637	1	SS	Various	OH	Actual/360	5.200%	45,141.49	21,300.93	0.00	N/A	04/06/24	--	10,081,225.70	10,059,924.77	02/06/24
34	10085642	1	MF	Taunton	MA	Actual/360	4.851%	30,981.97	16,518.48	0.00	N/A	04/06/24	--	7,416,069.65	7,399,551.17	02/06/24
35	10085643	1	RT	Nipomo	CA	Actual/360	4.750%	28,390.20	15,694.83	0.00	N/A	04/05/24	--	6,940,898.75	6,925,203.92	02/05/24
39	10085647	1	MU	Highland	UT	Actual/360	4.780%	24,025.42	13,140.04	0.00	N/A	04/05/24	--	5,836,923.21	5,823,783.17	02/05/24
41	10085649	1	RT	Port Richey	FL	Actual/360	5.070%	24,634.00	12,161.33	0.00	N/A	04/05/24	--	5,642,451.90	5,630,290.57	02/05/24
42	10085650	1	OF	Bayside	NY	Actual/360	5.038%	24,863.58	11,528.80	0.00	N/A	03/06/24	--	5,731,210.04	5,719,681.24	02/06/24
43	10085651	1	IN	Phoenix	AZ	Actual/360	5.010%	21,461.44	4,974,644.08	0.00	N/A	02/05/24	--	4,974,644.08	0.00	02/05/24
47	10085655	1	OF	Pittsburgh	PA	Actual/360	4.880%	16,065.94	13,277.15	0.00	N/A	04/05/24	--	3,823,201.66	3,809,924.51	02/05/24
50	10085658	1	RT	Westport	CT	Actual/360	4.980%	13,454.73	6,898.07	0.00	N/A	03/05/24	--	3,137,519.26	3,130,621.19	02/05/24
51	10085659	1	SS	Turlock	CA	Actual/360	5.020%	12,680.80	5,881.74	0.00	N/A	04/05/24	--	2,933,484.10	2,927,602.36	02/05/24
52	10085660	1	SS	Conroe	TX	Actual/360	5.100%	10,942.59	5,345.90	0.00	N/A	04/05/24	--	2,491,670.53	2,486,324.63	02/05/24
Totals								2,376,088.18	35,763,275.57	0.00				621,759,880.67	585,996,605.10
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 26

					Mortgage Loan Detail (Part 2)

				Most Recent Most Recent Appraisal							Cumulative	Current
		Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Loan Group	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	1	21,674,200.48	17,849,483.07	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
2	1	10,058,621.29	7,666,583.15	01/01/23	09/30/23	01/06/21	0.00	0.00	0.00	0.00	0.00	0.00
3	1	14,720,337.67	4,692,943.29	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
5	1	0.00	815,935.81	01/01/23	09/30/23	02/06/23	33,175,249.98	0.00	0.00	0.00	0.00	0.00
6	1	2,606,678.07	1,230,265.84	01/01/23	06/30/23	--	0.00	0.00	220,950.06	220,950.06	0.00	0.00
8	1	3,564,547.34	2,179,556.42	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
9	1	1,014,459.14	2,634,216.61	10/01/22	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
11	1	2,929,577.30	2,400,657.97	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
12	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
13	1	2,113,015.06	2,126,269.55	01/01/23	12/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
14	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
16	1	0.00	129,795.00	01/01/23	06/30/23	10/06/23	12,523,961.33	822,824.59	(212.54)	1,271,698.50	1,593,394.40	0.00
17	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
18	1	2,045,788.64	1,562,087.73	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
21	1	1,581,940.70	1,294,102.94	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
26	1	1,652,644.70	1,375,045.21	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
27	1	1,407,183.82	1,344,938.32	01/01/23	09/30/23	--	0.00	0.00	68,283.47	68,283.47	0.00	0.00
28	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
34	1	1,290,909.57	1,046,671.11	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	13,521.92	0.00
35	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
39	1	865,976.26	633,904.87	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
41	1	1,031,384.09	739,683.72	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
42	1	1,022,410.22	899,738.29	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
43	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
47	1	811,274.03	735,523.22	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
50	1	230,920.85	257,802.79	04/01/22	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
51	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
52	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
Totals		70,621,869.23	51,615,204.91				45,699,211.31	822,824.59	289,020.99	1,560,932.03	1,606,916.32	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 15 of 26

			Principal Prepayment Detail
				Unscheduled Principal	Prepayment Penalties
		Loan
Pros ID	Loan Number	Group	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
14	10085623	1	19,159,436.00	Payoff Prior to Maturity	0.00	0.00
Totals			19,159,436.00		0.00	0.00
(1) Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.						Page 16 of 26

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More	Foreclosure			REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
02/12/24	0	0.00	0	0.00	2	63,188,293.05	0	0.00	1	45,806,404.60	0	0.00	0	0.00	1	19,159,436.00	4.934630%	4.908629%	1
01/12/24	0	0.00	0	0.00	2	63,188,293.05	0	0.00	1	45,806,404.60	0	0.00	0	0.00	3	40,510,476.92	4.928473%	4.902397%	2
12/12/23	0	0.00	0	0.00	2	63,188,293.05	0	0.00	1	45,806,404.60	0	0.00	0	0.00	5	35,841,101.30	4.948682%	4.921929%	3
11/10/23	0	0.00	0	0.00	2	63,188,293.05	0	0.00	1	45,806,404.60	0	0.00	0	0.00	3	14,624,075.83	4.942501%	4.915207%	4
10/13/23	0	0.00	0	0.00	2	63,221,192.53	0	0.00	1	45,806,404.60	0	0.00	0	0.00	0	0.00	4.944770%	4.917288%	5
09/12/23	1	7,483,455.01	0	0.00	2	63,256,273.65	0	0.00	1	45,806,404.60	0	0.00	0	0.00	0	0.00	4.944915%	4.917426%	6
08/11/23	0	0.00	0	0.00	2	63,481,316.69	0	0.00	1	45,998,827.99	0	0.00	0	0.00	0	0.00	4.945023%	4.917533%	7
07/12/23	0	0.00	0	0.00	2	63,513,802.06	0	0.00	1	45,998,827.99	0	0.00	0	0.00	0	0.00	4.945157%	4.917660%	8
06/12/23	0	0.00	0	0.00	2	63,548,484.04	0	0.00	1	45,998,827.99	0	0.00	0	0.00	0	0.00	4.945298%	4.917795%	9
05/12/23	0	0.00	0	0.00	2	63,580,692.93	0	0.00	1	45,998,827.99	0	0.00	0	0.00	0	0.00	4.945429%	4.917920%	10
04/12/23	1	7,565,650.05	0	0.00	2	63,615,108.41	0	0.00	1	45,998,827.99	0	0.00	0	0.00	0	0.00	4.945569%	4.918052%	11
03/10/23	0	0.00	0	0.00	2	63,837,936.89	0	0.00	1	46,189,721.83	0	0.00	0	0.00	0	0.00	4.945672%	4.918154%	12
(1) Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
5	10085615	10/06/22	15	3	0.00	0.00	0.00	45,806,404.60	11/12/18	7			12/19/19
6	10085616	01/06/24	0	5	220,950.06	220,950.06	299.91	34,683,838.99	10/04/23	13
16	10085625	03/06/22	22	3	(212.54)	1,271,698.50	1,750,507.74	18,037,395.20	07/08/20	2
27	10085636	01/06/24	0	5	68,283.47	68,283.47	241.02	10,800,187.36	01/12/24	13
Totals					289,020.99	1,560,932.03	1,751,048.67	109,327,826.15
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		45,393,987	0	45,393,987		0
0 - 6 Months		540,602,618	477,414,325	17,381,888		45,806,405
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Feb-24	585,996,605	522,808,312	0	0	17,381,888	45,806,405
Jan-24	621,759,881	523,887,749	34,683,839	0	17,381,888	45,806,405
Dec-23	729,232,199	666,043,906	0	0	17,381,888	45,806,405
Nov-23	766,327,631	703,139,338	0	0	17,381,888	45,806,405
Oct-23	782,193,413	718,972,221	0	0	17,414,788	45,806,405
Sep-23	783,511,848	712,772,119	7,483,455	0	17,449,869	45,806,405
Aug-23	784,934,875	721,453,558	0	0	17,482,489	45,998,828
Jul-23	786,160,142	722,646,340	0	0	17,514,974	45,998,828
Jun-23	787,462,735	723,914,250	0	0	17,549,656	45,998,828
May-23	788,677,039	725,096,346	0	0	17,581,865	45,998,828
Apr-23	789,969,067	718,788,309	7,565,650	0	17,616,280	45,998,828
Mar-23	791,363,397	727,525,460	0	0	17,648,215	46,189,722
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
5	10085615	45,806,404.60	45,806,404.60	14,700,000.00	12/29/22	294,957.30	0.26000	09/30/23	03/06/24	240
6	10085616	34,613,422.78	34,683,838.99	53,500,000.00	12/12/23	1,172,530.84	0.88000	06/30/23	01/06/24	(119)
16	10085625	17,381,888.45	18,037,395.20	9,000,000.00	08/22/23	129,795.00	0.21000	06/30/23	04/06/24	(119)
27	10085636	10,780,564.20	10,800,187.36	17,000,000.00	10/15/13	1,201,307.32	1.95000	09/30/23	01/06/24	(119)
Totals		108,582,280.03	109,327,826.15	94,200,000.00		2,798,590.46

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²	Special Servicing Comments
5	10085615	RT	KS	11/12/18	7

2/6/2024 There are 2 collateral properties for this loan all of which have become REO. Of those, 1 remains REO: West Ridge Plaza. REO Title Date: 12/19/19. Description of Collateral: Subject is a 88,921 square foot retail power center located at 2 100 and 2130 Southwest Wanamaker Road in Topeka, KS. The improvements were constructed in 1988, and situated on a 13.91-acre site. The property is anchored by T.J. Maxx, Dollar Tree and is shadow anchored by Target and

Discovery Furniture. Crossed wit h or is a Companion Loan to: N/A. Deferred Maintenance/Repair Issues: Roof repair is ongoing, not overly significant. Leasing Summary: Leases with Bath & Body Works and Maurice's have been signed.

Planet Subs 1900 SF has gone dark. We've reached a termination agreement. Asset is 98% occupied. Marketing Summary: Asset is listed for sale with JLL. We've selected a buyer. Should close during 2Q24.
6	10085616	OF	NY	10/04/23	13

2/6/2024 Loan transferred on 10/4/23 for Imminent Default. Borrower has been unable to obtain takeout financing prior to the upcoming Maturity on 1/6/24 and requested an extension of the Maturity. Loan is due for the 1/6/24 payment. A Cash

Trap Period was also triggered due to DSCR falling below 1.10x. Collateral consists of a 17-story office property containing 161,590 NRSF located in the Garment District of Midtown Manhattan. YE2022 NOI was $2.7MM with occupancy of 62%, as of 9/30/23. Lender is currently in discussions with Borrower regarding their request.

16	10085625	MU	NY	07/08/20	2
Special Servicer comments are not available for this cycle.

27	10085636	RT	LA	01/12/24	13

"2/6/2024 Loan transferred SS on 1/12/2024 due to a Loan Maturity default. Loan matured on 1/6/2024 and was not paid off in full. To date Borrower has been unresponsive. A notice of default was sent on 1/16/2024. Counsel has been retained and Lend er will proceed with enforcement actions. The collateral is a 225K SF retail center built in 1970, renovated in 2008 and located in Hammond, LA (approx 40 miles east of Baton Rouge). The retail center is anchored by Winn Dixie, Ross and CVS."

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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					Modified Loan Detail
			Pre-Modification		Post-Modification				Modification	Modification
		Loan					Modification	Modification Booking	Closing	Effective
			Balance	Rate	Balance	Rate
Pros ID	Loan Number	Group					Code¹	Date	Date	Date
2	10085612	1	89,086,722.86	5.12200%	89,086,722.86 5.12200%		10	09/22/20	05/06/20	09/22/20
3	10085613	1	71,945,285.07	5.21650%	70,583,503.81 5.21650%		8	12/31/20	--	12/18/20
11	10085621	1	23,575,867.07	4.97000%	23,575,867.07 4.97000%		8	11/17/20	11/17/20	11/17/20
Totals			184,607,875.00		183,246,093.74
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction		8 - Other
2 - Amortization Change		6 - Capitalization on Interest		9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes		10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
40	10085648 07/12/21	6,165,651.84	12,900,000.00	9,162,909.05	5,184,662.30	9,162,909.05	3,978,246.75	2,187,405.09	0.00	(15,755.50)	2,203,160.59	31.47%
49	10085657 01/12/17	3,578,579.50	5,800,000.00	3,605,904.65	68,450.93	3,605,904.65	3,537,453.72	41,125.78	0.00	0.00	41,125.78	1.00%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		9,744,231.34	18,700,000.00	12,768,813.70	5,253,113.23	12,768,813.70	7,515,700.47	2,228,530.87	0.00	(15,755.50)	2,244,286.37

* Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
40	10085648	08/12/22	0.00	0.00	2,203,160.59	0.00	0.00	704.00	0.00	0.00	2,203,160.59
		10/13/21	0.00	0.00	2,202,456.59	0.00	0.00	10,813.50	0.00	0.00
		08/12/21	0.00	0.00	2,191,643.09	0.00	0.00	4,238.00	0.00	0.00
		07/12/21	0.00	0.00	2,187,405.09	0.00	0.00	2,187,405.09	0.00	0.00
49	10085657	01/12/17	0.00	0.00	41,125.78	0.00	0.00	41,125.78	0.00	0.00	41,125.78
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	2,244,286.37	0.00	0.00	2,244,286.37	0.00	0.00	2,244,286.37

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
5	0.00	0.00	9,861.10	0.00	0.00	0.00	0.00	190,792.58	0.00	0.00	0.00	0.00
6	0.00	0.00	7,466.66	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
16	0.00	0.00	3,741.93	0.00	0.00	0.00	0.00	71,845.14	0.00	0.00	0.00	0.00
27	0.00	0.00	1,875.03	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
50	0.00	0.00	0.00	0.00	203.53	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	22,944.72	0.00	203.53	0.00	0.00	262,637.72	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		285,785.97

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Supplemental Notes
None

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